BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—95.3%
Bermuda—1.7%
Everest Re Group Ltd.	11,191	$3,161,457
Canada—2.7%
Cenovus Energy, Inc.	219,674	5,092,178
Finland—1.3%
Metso Outotec Oyj	163,614	1,526,634
Nordea Bank Abp	89,944	915,530
		2,442,164
France—9.0%
Airbus Group SE	19,732	2,312,505
Capgemini SE	6,677	1,297,425
Cie de Saint-Gobain	16,133	956,263
Eiffage SA	24,701	2,447,173
Euroapi SA*	1	3
Rexel SA*	130,801	2,783,786
Sanofi	39,864	4,265,761
TotalEnergies SE	50,345	2,979,570
		17,042,486
Germany—7.2%
Brenntag SE	15,899	1,230,209
Deutsche Post AG	27,046	1,119,261
Deutsche Telekom AG	157,460	3,239,832
Merck KGaA	11,939	2,251,082
Rheinmetall AG	13,640	2,758,139
Siemens AG	23,427	3,092,431
		13,690,954
Greece—0.4%
Hellenic Telecommunications Organization SA	38,832	736,436
Ireland—1.9%
CRH PLC	50,509	2,080,403
Flutter Entertainment PLC*	12,714	1,563,138
		3,643,541
Italy—0.7%
Enel SpA	202,295	1,314,335
Japan—4.9%
Asahi Group Holdings Ltd.	60,600	2,030,507
Fuji Corp.	39,000	667,960
Fuji Electric Co., Ltd.	17,200	806,621
Hitachi Ltd.	17,900	928,769
Honda Motor Co., Ltd.	62,700	1,561,241
Komatsu Ltd.	39,000	969,643
Renesas Electronics Corp.*	203,300	2,374,513
		9,339,254
Netherlands—3.3%
Aalberts NV	23,050	1,142,078
ING Groep NV	121,919	1,378,617
NXP Semiconductors NV	3,825	725,832
Stellantis NV	200,608	3,010,196
		6,256,723
Singapore—0.9%
United Overseas Bank Ltd.	77,500	1,660,810
South Korea—1.9%
KB Financial Group, Inc.	27,033	1,321,197
POSCO Holdings, Inc.	3,294	765,656
Samsung Electronics Co., Ltd.	11,898	646,989
SK Telecom Co., Ltd.	20,559	946,652
		3,680,494
Sweden—1.3%
Loomis AB	36,195	916,094
Svenska Handelsbanken AB, Class A	164,274	1,618,910
		2,535,004
Switzerland—4.1%
Glencore PLC	523,553	3,453,128
Novartis AG	22,800	2,071,148
STMicroelectronics NV	56,122	2,247,183
		7,771,459
United Kingdom—5.6%
Coca-Cola Europacific Partners PLC(a)	46,661	2,479,099
IMI PLC	84,603	1,504,684
Inchcape PLC	103,774	950,917
JD Sports Fashion PLC	528,207	816,069
NatWest Group PLC	415,466	1,196,441
SSE PLC	47,207	1,054,280
Tesco PLC	469,407	1,530,934
WH Smith PLC*	53,020	1,065,442
		10,597,866
United States—48.4%
AbbVie, Inc.	24,984	3,681,892
Amgen, Inc.	11,474	2,945,835
Anthem, Inc.	5,614	2,860,951
Applied Materials, Inc.	11,352	1,331,476
AutoZone, Inc.*	513	1,056,600
Axalta Coating Systems Ltd.*	30,780	835,985
Centene Corp.*	31,627	2,575,703
Charter Communications, Inc., Class A*(a)	1,557	789,290
Cigna Corp.	13,292	3,566,111
Cisco Systems, Inc.	33,641	1,515,527
Concentrix Corp.	15,832	2,452,218
CVS Health Corp.	37,950	3,671,662
Diamondback Energy, Inc.	25,483	3,873,926
Discover Financial Services	14,020	1,591,130
DuPont de Nemours, Inc.	23,086	1,566,385
Eagle Materials, Inc.(a)	5,783	755,028
Fidelity National Information Services, Inc.	10,730	1,121,285
Fifth Third Bancorp	21,656	853,896
FleetCor Technologies, Inc.*	6,251	1,555,311
Global Payments, Inc.	8,359	1,095,363
Goldman Sachs Group, Inc., (The)	6,027	1,969,925
Halliburton Co.(a)	37,688	1,526,364
HCA Healthcare, Inc.(a)	10,114	2,127,986
Humana, Inc.	4,352	1,976,809
Huntington Bancshares, Inc.(a)	66,419	921,896
Johnson & Johnson	15,790	2,834,779
JPMorgan Chase & Co.	9,958	1,316,746
KeyCorp(a)	53,044	1,058,758
Leidos Holdings, Inc.	8,819	921,586
LKQ Corp.	26,235	1,348,217
Marathon Petroleum Corp.	20,483	2,084,965
McKesson Corp.(a)	10,221	3,359,540
Medtronic PLC	8,858	887,129
Micron Technology, Inc.	16,932	1,250,259
Nexstar Media Group, Inc., Class A(a)	19,173	3,359,493
NortonLifeLock, Inc.	92,788	2,258,460
Olin Corp.	23,918	1,573,565
Oracle Corp.	32,511	2,338,191
Owens Corning	8,310	794,270
Pioneer Natural Resources Co.(a)	9,594	2,666,556
QUALCOMM, Inc.	9,789	1,401,981
Schlumberger Ltd.	63,922	2,937,855
Science Applications International Corp.	15,798	1,367,475
Sensata Technologies Holding PLC	19,968	959,063
TE Connectivity Ltd.	10,049	1,300,240
Textron, Inc.	17,680	1,154,327
T-Mobile US, Inc.*(a)	13,648	1,819,142
UnitedHealth Group, Inc.	4,883	2,425,777
Valvoline, Inc.	26,270	878,994
Zimmer Biomet Holdings, Inc.	11,352	1,364,624
		91,880,546
TOTAL COMMON STOCKS
(Cost $144,565,329)		180,845,707
PREFERRED STOCKS—0.3%
South Korea—0.3%
Samsung Electronics Co., Ltd. 2.369%	12,556	615,888
TOTAL PREFERRED STOCKS
(Cost $436,361)		615,888

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—7.9%
Mount Vernon Liquid Assets Portfolio, LLC, 0.92%(b)	14,937,275	14,937,275
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $14,937,275)		14,937,275
SHORT-TERM INVESTMENTS—4.0%
U.S. Bank Money Market Deposit Account, 0.50%(b)	7,581,124	7,581,124
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,581,124)		7,581,124
TOTAL INVESTMENTS—107.5%
(Cost $167,520,089)		203,979,994
LIABILITIES IN EXCESS OF OTHER ASSETS—(7.5)%		(14,158,302)
NET ASSETS—100.0%		$189,821,692

PLC	Public Limited Company
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2022, the market value of securities on loan was $14,479,292.
(b)	The rate shown is as of May 31, 2022.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Bermuda	$3,161,457	$3,161,457	$-	$-	$-
Canada	5,092,178	5,092,178	-	-	-
Finland	2,442,164	-	2,442,164	-	-
France	17,042,486	3	17,042,483	-	-
Germany	13,690,954	-	13,690,954	-	-
Greece	736,436	-	736,436	-	-
Ireland	3,643,541	-	3,643,541	-	-
Italy	1,314,335	-	1,314,335	-	-
Japan	9,339,254	-	9,339,254	-	-
Netherlands	6,256,723	725,832	5,530,891	-	-
Singapore	1,660,810	-	1,660,810	-	-
South Korea	3,680,494	-	3,680,494	-	-
Sweden	2,535,004	-	2,535,004	-	-
Switzerland	7,771,459	-	7,771,459	-	-
United Kingdom	10,597,866	2,479,099	8,118,767	-	-
United States	91,880,546	91,880,546	-	-	-
Preferred Stock
South Korea	615,888	-	615,888	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	14,937,275	-	-	-	14,937,275
Short-Term Investments	7,581,124	7,581,124	-	-	-
Total Assets	$203,979,994	$110,920,239	$78,122,480	$-	$14,937,275

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.